Commitments	6 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Commitments
16.	Commitments

Capital commitments

The Group has commitment for capital expenditure totaling $149,000 as of June 30, 2025. The commitment is related to purchase miners and acquire a BTC mining facility.